Annual Total Returns- Goldman Sachs Growth Opportunities Fund (Class A C Inst Serv Inv R R6 Shares) [BarChart] - Class A C Inst Serv Inv R R6 Shares - Goldman Sachs Growth Opportunities Fund - Class A Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(4.06%)	19.02%	31.82%	10.99%	(5.62%)	1.11%	26.81%	(5.33%)	34.35%	44.06%